11. SEGMENT INFORMATION (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012
SEGMENT INFORMATION
Identifiable Assets	$ 108,672,304	$ 64,173,530
USAMember
SEGMENT INFORMATION
Identifiable Assets	52,260,026	58,094,222
CanadaMember
SEGMENT INFORMATION
Identifiable Assets	54,438,883	3,953,053
AustraliaMember
SEGMENT INFORMATION
Identifiable Assets	1,485,107	1,487,117
MongoliaMember
SEGMENT INFORMATION
Identifiable Assets	467,262	613,723
OtherCountryMember
SEGMENT INFORMATION
Identifiable Assets	$ 21,026	$ 25,415